Report of Directors Corporate Governance - Non Executive Directors' Fees and Benefits (Details) - GBP (£)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fees		£ 6,425,000	£ 6,039,000
Benefits		481,000	305,000
Total		£ 6,906,000	6,344,000
Travel allowance	£ 4,000
Tax rate		45.00%
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees		£ 5,037,000	4,528,000
Benefits		377,000	229,000
Total		5,414,000	4,757,000
Kathleen Casey
Disclosure of transactions between related parties [line items]
Fees		223,000	171,000
Benefits		9,000	23,000
Total		232,000	194,000
Henri de Castries
Disclosure of transactions between related parties [line items]
Fees		194,000	161,000
Benefits		4,000	4,000
Total		198,000	165,000
Laura Cha
Disclosure of transactions between related parties [line items]
Fees		298,000	255,000
Benefits		0	13,000
Total		298,000	268,000
Fees paid for additional positions held		104,000	80,000
Lord Evans of Weardale (retired on 12 April 2019)
Disclosure of transactions between related parties [line items]
Fees		55,000	200,000
Benefits		24,000	2,000
Total		79,000	202,000
Irene Lee
Disclosure of transactions between related parties [line items]
Fees		454,000	361,000
Benefits		3,000	5,000
Total		457,000	366,000
Fees paid for additional positions held		260,000	210,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees		157,000	0
Benefits		2,000	0
Total		159,000	0
Heidi Miller
Disclosure of transactions between related parties [line items]
Fees		625,000	573,000
Benefits		2,000	9,000
Total		627,000	582,000
Fees paid for additional positions held		431,000	412,000
David Nish
Disclosure of transactions between related parties [line items]
Fees		230,000	187,000
Benefits		16,000	11,000
Total		246,000	198,000
Sir Jonathan Symonds
Disclosure of transactions between related parties [line items]
Fees		638,000	653,000
Benefits		21,000	1,000
Total		659,000	654,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees		398,000	228,000
Benefits		57,000	47,000
Total		455,000	275,000
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees		1,500,000	1,500,000
Benefits		231,000	97,000
Total		1,731,000	1,597,000
Life insurance benefits		13,020
Healthcare insurance benefits		19,126
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees		265,000	239,000
Benefits		8,000	17,000
Total		£ 273,000	£ 256,000